Income Taxes (Schedule of tax effects of temporary differences and carryforwards) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Deferred revenue	$ 902	$ 2,076
Accrued expenses	683	601
Operating lease obligations	1,984	2,020
Carry forward losses	24,479	0
Other temporary differences	2,857	1,662
Total deferred tax assets	30,905	6,359
Valuation allowance	(10,960)	0
Deferred tax asset, net of valuation allowance	19,945	6,359
Deferred tax liabilities:
Property, plant and equipment	(1,408)	(1,158)
Inventories	(271)	(407)
Intangible assets	(2,708)	(3,772)
Right of use assets	(1,984)	(2,020)
Undistributed earnings	(1,834)	(1,518)
Other temporary differences	(68)	0
Total deferred tax liabilities	(8,273)	(8,875)
Net deferred tax assets (liabilities)	$ 11,672	$ (2,516)